13. Advance to suppliers and third parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Advance to Suppliers and Third Parties [abstract]
Oceanair advance	R$ 192,715
Advance to national suppliers	95,596	17,373
Advance to international suppliers	25,316	5,648
Advance for materials and repairs	48,930	32,111
Total	362,557	55,132
Adjustment to present value of advance to suppliers	(10,604)
Provision for loss of advance to oceanair	(161,228)
Total advance to suppliers	190,725	55,132
Current	142,338	55,132
Non-current	R$ 48,387